UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8372

Travelers Series Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31

Date of reporting period: April 30, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

TRAVELERS SERIES FUND INC.

SMITH BARNEY LARGE CAP

VALUE PORTFOLIO

STRATEGIC EQUITY

PORTFOLIO

VAN KAMPEN

ENTERPRISE PORTFOLIO

SEMI-ANNUAL REPORT   |   APRIL 30, 2005

NOT  FDIC  INSURED  •  NOT  BANK  GUARANTEED  •  MAY  LOSE  VALUE

WHAT’S  INSIDE

LETTER FROM THE CHAIRMAN

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

Despite rising interest rates, climbing oil prices, geopolitical concerns and uncertainties surrounding the U.S. Presidential election, the U.S. economy continued to expand during the period. Following a robust 4.0% gain in the third quarter of 2004, gross domestic product (“GDP”)i growth was 3.8% in the fourth quarter. The advance estimate for first quarter 2005 GDP growth was 3.1%. This decline was largely attributed to high oil prices.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following three 25 basis pointiii rate hikes from June through September 2004, the Fed again increased its target for the federal funds rateiv in 0.25% increments four times during the reporting period. Following the end of the Fund’s reporting period, at its May meeting, the Fed once again increased it’s target for the federal funds rate by 0.25% to 3.00%.

During the six months covered by this report, the U.S. stock market posted a modest gain, with the S&P 500 Indexv returning 3.28%. The reporting period began on a bright note, as the equity markets rallied sharply in November and December 2004. Investors were drawn to stocks as the uncertainty of the U.S. Presidential election ended and oil prices fell from their record highs. Thus far in 2005, the equity markets have been volatile. Equities were weak in January, rose in February and again fell in March and April. The market’s recent troubles have been attributed to mixed economic data, continued high oil prices, and rising interest rates.

Looking at the reporting period as a whole, the trend of value-oriented stocks outperforming their growth counterparts continued. In addition, mid- and large-cap stocks generally outperformed small-cap stocks during the period.

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Within this environment, the Funds performed as follows.vi

PERFORMANCE OF THE FUNDS

AS OF APRIL 30, 2005

(unaudited)

	6 Months

Smith Barney Large Cap Value Portfolio		2.63%

S&P 500 Barra/Value Index		3.51%

Lipper Variable Large-Cap Value Funds Category Average		4.78%

Strategic Equity Portfolio	-	1.90%

S&P 500 Index		3.28%

Lipper Variable Multi-Cap Core Funds Category Average		3.05%

Van Kampen Enterprise Portfolio		3.37%

Russell 1000 Growth Index		1.14%

Lipper Variable Multi-Cap Core Funds Category Average		3.05%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Fund returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all Fund expenses.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2005 and include the reinvestment of dividends and capital gains distributions, if any. Returns were calculated among the 90 funds in the variable large-cap value funds category. Returns were calculated among the 148 funds in the variable multi-cap core funds category.

Smith Barney Large Cap Value Portfolio

Performance Updatevi

For the six months ended April 30, 2005, the Smith Barney Large Cap Value Portfolio returned 2.63%. The Fund underperformed its unmanaged benchmark, the S&P 500 Barra/Value Index,vii which returned 3.51% for the same period. The Lipper Variable Large-Cap Value Funds Category Average1 was 4.78% for the same time frame.

1 Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended April 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 90 funds in the Fund’s Lipper category, and excluding sales charges.

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Strategic Equity Portfolio

Special Shareholder Notice

At meetings held on March 24, 2005 and April 20, 2005, the Board of Directors approved a proposal to reorganize the Strategic Equity Portfolio (the “Acquired Fund”) of Travelers Series Fund Inc. (“TSF”) into a newly organized “shell” portfolio (the “Acquiring Fund”) of Travelers Series Trust (“TST”) (the “Reorganization”).

In connection with the Reorganization, the Board of Directors approved an Agreement and Plan of Reorganization (the “Plan”) between TSF, on behalf of the Acquired Fund, and TST, on behalf of the Acquiring Fund, under which the Acquiring Fund would acquire all of the assets of the Acquired Fund and assume all of the liabilities of the Acquired Fund. The Reorganization is being proposed to the Acquired Fund’s shareholders because Travelers Investment Adviser Inc., which serves as investment adviser to the Acquired Fund and is currently an indirect wholly owned subsidiary of Citigroup Inc. (“Citigroup”), will become an indirect wholly owned subsidiary of MetLife, Inc. (“MetLife”) as part of MetLife’s acquisition of Travelers Life & Annuity, the life insurance and annuity businesses of Citigroup.

A Special Meeting of Shareholders of the Acquired Fund has been called on June 29, 2005 for the purpose of submitting the Plan and such other matters as may properly come before the meeting to the stockholders of the Acquired Fund for approval. The close of business on April 15, 2005, has been fixed as the record date for the determination of stockholders of the Acquired Fund who are entitled to notice of, and to vote at, the Special Meeting of Shareholders, including any adjournment or adjournments thereof.

Performance Updatevi

For the six months ended April 30, 2005, the Strategic Equity Portfolio returned -1.90%. The Fund underperformed the Lipper Variable Multi-Cap Core Funds Category Average,2 which was 3.05%. The Fund’s unmanaged benchmark, the S&P 500 Index,v returned 3.28% for the same period.

Van Kampen Enterprise Portfolio

Special Shareholder Notice

At meetings held on March 24, 2005 and April 20, 2005, the Board of Directors approved a proposal to reorganize the Van Kampen Enterprise Portfolio (the

2 Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended April 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 148 funds in the Fund’s Lipper category, and excluding sales charges.

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“Acquired Fund”) of Travelers Series Fund Inc. (“TSF”) into a newly organized “shell” portfolio (the “Acquiring Fund”) of Travelers Series Trust (“TST”) (the “Reorganization”).

In connection with the Reorganization, the Board of Directors approved an Agreement and Plan of Reorganization (the “Plan”) between TSF, on behalf of the Acquired Fund, and TST, on behalf of the Acquiring Fund, under which the Acquiring Fund would acquire all of the assets of the Acquired Fund and assume all of the liabilities of the Acquired Fund. The Reorganization is being proposed to the Acquired Fund’s shareholders because Travelers Investment Adviser Inc., which serves as investment adviser to the Acquired Fund and is currently an indirect wholly owned subsidiary of Citigroup Inc. (“Citigroup”), will become an indirect wholly owned subsidiary of MetLife, Inc. (“MetLife”) as part of MetLife’s acquisition of Travelers Life & Annuity, the life insurance and annuity businesses of Citigroup.

A Special Meeting of Shareholders of the Acquired Fund has been called on June 29, 2005 for the purpose of submitting the Plan and such other matters as may properly come before the meeting to the stockholders of the Acquired Fund for approval. The close of business on April 15, 2005, has been fixed as the record date for the determination of stockholders of the Acquired Fund who are entitled to notice of, and to vote at, the Special Meeting of Shareholders, including any adjournment or adjournments thereof.

Performance Updatevi

For the six months ended April 30, 2005, the Van Kampen Portfolio returned 3.37%. The Fund outperformed its unmanaged benchmark, the Russell 1000 Growth Index,viii which returned 1.14% for the same period. It also outperformed the Lipper Variable Multi-Cap Core Funds Category Average,3 which was 3.05%.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Funds’ Advisers and some of their affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Funds’ response to market timing and shareholder exchange activity, including compliance with prospectus

[3]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended April 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 148 funds in the Fund’s Lipper category, and excluding sales charges.

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disclosure related to these subjects. The Funds have been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Funds and their Adviser with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

May 16, 2005

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The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of April 30, 2005 and are subject to change. Please refer to pages 12 through 29 for a list and percentage breakdown of the Funds’ holdings.

RISKS:

Smith Barney Large Cap Value Portfolio: Keep in mind, common stocks are subject to market fluctuations. Foreign stocks are subject to certain risks of overseas investing, including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

Strategic Equity Portfolio: The Fund may invest in foreign securities. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially, large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

Van Kampen Enterprise Portfolio: The Fund may invest in foreign securities. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund may invest in small-capitalization companies. Small-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. The Fund may invest in medium-capitalization companies. Medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	A basis point is one one-hundredth (1/100 or 0.01) of one percent.
iv	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
[v]	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
vi	The Funds are underlying investment options of various variable annuity and variable life insurance products. The Funds’ performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges which, if reflected, would reduce the performance of the Funds. Past performance is no guarantee of future results.
vii	The S&P 500 Barra/Value Index is a market-capitalization weighted index of stocks in the S&P 500 having lower price-to-book ratios relative to the S&P 500 as a whole. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)
viii	The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

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Smith Barney Large Cap Value Portfolio

Fund at a Glance (unaudited)

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Strategic Equity Portfolio

Fund at a Glance (unaudited)

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Van Kampen Enterprise Portfolio

Fund at a Glance (unaudited)

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Fund Expenses (unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2004 and held for the six months ended April 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Smith Barney Large Cap Value Portfolio	2.63%	$1,000.00	$1,026.30	0.66%	$3.32

Strategic Equity Portfolio	(1.90)	1,000.00	981.00	0.84	4.13

Van Kampen Enterprise Portfolio	3.37	1,000.00	1,033.70	0.83	4.19

(1)	For the six months ended April 30, 2005.
(2)	Assumes reinvestment of dividends and capital gains distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses are equal to each Funds’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

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Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Smith Barney Large Cap Value Portfolio	5.00%	$1,000.00	$1,021.52	0.66%	$3.31

Strategic Equity Portfolio	5.00	1,000.00	1,020.63	0.84	4.21

Van Kampen Enterprise Portfolio	5.00	1,000.00	1,020.68	0.83	4.16

(1)	For the six months ended April 30, 2005.
(2)	Expenses are equal to each Funds’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

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Schedules of Investments (unaudited)	April 30, 2005

SMITH BARNEY LARGE CAP VALUE PORTFOLIO

SHARES	SECURITY	VALUE
COMMON STOCK — 97.0%
CONSUMER DISCRETIONARY — 14.6%
Hotels, Restaurants & Leisure — 1.6%
176,800	McDonald’s Corp.	$5,182,008

Household Durables — 1.0%
146,600	Newell Rubbermaid Inc.	3,185,618

Leisure Equipment & Products — 0.2%
27,900	Mattel, Inc.	503,595

Media — 8.6%
174,500	Comcast Corp., Class A Shares (a)	5,603,195
443,900	Liberty Media Corp., Class A Shares (a)	4,456,756
22,300	Liberty Media International, Inc., Class A Shares (a)	924,781
399,600	News Corp., Class B Shares	6,361,632
273,700	Time Warner Inc. (a)	4,600,897
141,600	Viacom Inc., Class B Shares	4,902,192

		26,849,453

Multi-Line Retail — 3.2%
90,100	J.C. Penney Co., Inc.	4,271,641
57,100	Target Corp.	2,650,011
65,100	Wal-Mart Stores, Inc.	3,068,814

		9,990,466

	TOTAL CONSUMER DISCRETIONARY	45,711,140

CONSUMER STAPLES — 7.9%
Food & Drug Retailing — 2.0%
386,800	The Kroger Co. (a)	6,099,836

Food Products—1.1%
156,000	Sara Lee Corp.	3,336,840

Household Products — 1.2%
62,200	Kimberly-Clark Corp.	3,884,390

Tobacco — 3.6%
173,700	Altria Group, Inc.	11,288,763

	TOTAL CONSUMER STAPLES	24,609,829

ENERGY — 9.9%
Energy Equipment & Services — 3.9%
153,900	ENSCO International Inc.	5,017,140
89,100	GlobalSantaFe Corp.	2,993,760
44,100	Nabors Industries, Ltd. (a)	2,375,667
38,000	Noble Corp.	1,934,200

		12,320,767

See Notes to Financial Statements.

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Schedules of Investments (unaudited) (continued)	April 30, 2005

SMITH BARNEY LARGE CAP VALUE PORTFOLIO

SHARES	SECURITY	VALUE
Oil & Gas — 6.0%
53,500	BP PLC, Sponsored ADR	$3,258,150
26,200	EOG Resources, Inc.	1,245,810
94,700	Marathon Oil Corp.	4,410,179
55,600	Royal Dutch Petroleum Co., New York Shares	3,238,700
58,600	Total SA, Sponsored ADR	6,499,326

		18,652,165

	TOTAL ENERGY	30,972,932

FINANCIALS — 29.5%
Banks — 10.7%
245,600	Bank of America Corp.	11,061,824
76,800	The Bank of New York Co., Inc.	2,145,792
58,100	Comerica Inc.	3,326,806
156,000	U.S. Bancorp	4,352,400
99,900	Wachovia Corp.	5,112,882
77,700	Washington Mutual, Inc.	3,210,564
71,700	Wells Fargo & Co.	4,297,698

		33,507,966

Diversified Financials — 10.7%
87,500	American Express Co.	4,611,250
87,000	Capital One Financial Corp.	6,167,430
78,500	Freddie Mac	4,829,320
40,800	The Goldman Sachs Group, Inc.	4,357,032
110,500	JPMorgan Chase & Co.	3,921,645
75,800	MBNA Corp.	1,497,050
111,300	Merrill Lynch & Co., Inc.	6,002,409
42,400	Morgan Stanley	2,231,088

		33,617,224

Insurance — 5.3%
116,700	American International Group, Inc.	5,934,195
41,700	The Chubb Corp.	3,410,226
60,400	Loews Corp.	4,281,152
82,900	The St. Paul Travelers Cos., Inc.	2,967,820

		16,593,393

Real Estate — 2.8%
145,100	Equity Office Properties Trust	4,566,297
121,700	Equity Residential	4,180,395

		8,746,692

	TOTAL FINANCIALS	92,465,275

See Notes to Financial Statements.

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Schedules of Investments (unaudited) (continued)	April 30, 2005

SMITH BARNEY LARGE CAP VALUE PORTFOLIO

SHARES	SECURITY	VALUE
HEALTHCARE — 5.6%
Healthcare Providers & Services — 0.4%
15,600	Aetna Inc.	$1,144,572

Pharmaceuticals — 5.2%
61,400	Johnson & Johnson	4,213,882
67,700	Novartis AG, ADR	3,299,021
148,600	Pfizer Inc.	4,037,462
110,900	Sanofi-Aventis, ADR	4,920,633

		16,470,998

	TOTAL HEALTHCARE	17,615,570

INDUSTRIALS — 10.1%
Aerospace & Defense — 6.3%
100,600	The Boeing Co.	5,987,712
94,700	Lockheed Martin Corp.	5,771,965
91,500	Raytheon Co.	3,441,315
43,200	United Technologies Corp.	4,394,304

		19,595,296

Commercial Services & Supplies — 2.0%
65,600	Avery Dennison Corp.	3,434,160
98,800	Waste Management, Inc.	2,814,812

		6,248,972

Industrial Conglomerates — 1.8%
160,700	Honeywell International Inc.	5,746,632

	TOTAL INDUSTRIALS	31,590,900

INFORMATION TECHNOLOGY — 9.1%
Communications Equipment — 4.0%
122,100	Comverse Technology, Inc. (a)	2,782,659
363,600	Nokia Oyj, Sponsored ADR	5,810,328
1,612,600	Nortel Networks Corp. (a)	4,015,374

		12,608,361

Computers & Peripherals — 2.6%
72,400	Hewlett-Packard Co.	1,482,028
40,400	International Business Machines Corp.	3,085,752
52,500	Lexmark International, Inc., Class A Shares (a)	3,646,125

		8,213,905

Electronic Equipment & Instruments — 0.5%
500,800	Solectron Corp. (a)	1,652,640

See Notes to Financial Statements.

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Schedules of Investments (unaudited) (continued)	April 30, 2005

SMITH BARNEY LARGE CAP VALUE PORTFOLIO

SHARES	SECURITY	VALUE
Software — 2.0%
244,400	Microsoft Corp.	$6,183,320

	TOTAL INFORMATION TECHNOLOGY	28,658,226

MATERIALS — 1.0%
Chemicals — 0.9%
51,600	Air Products & Chemicals, Inc.	3,030,468

Paper & Forest Products — 0.1%
7,200	International Paper Co.	246,888

	TOTAL MATERIALS	3,277,356

TELECOMMUNICATION SERVICES — 6.9%
Diversified Telecommunication Services — 4.9%
72,000	ALLTEL Corp.	4,101,120
82,600	AT&T Corp.	1,580,138
205,300	SBC Communications Inc.	4,886,140
70,400	Sprint Corp.	1,567,104
87,100	Verizon Communications Inc.	3,118,180

		15,252,682

Wireless Telecommunication Services — 2.0%
223,600	Nextel Communications, Inc., Class A Shares (a)	6,258,564

	TOTAL TELECOMMUNICATION SERVICES	21,511,246

UTILITIES — 2.4%
Gas Utilities — 1.3%
406,700	El Paso Corp.	4,062,933

Multi-Utilities — 1.1%
84,400	Sempra Energy	3,408,072

	TOTAL UTILITIES	7,471,005

	TOTAL COMMON STOCK (Cost — $277,155,977)	303,883,479

FOREIGN STOCK — 0.5%
France — 0.5%
115,800	SES Global, FDR (b) (Cost — $1,570,129)	1,591,414

See Notes to Financial Statements.

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Schedules of Investments (unaudited) (continued)	April 30, 2005

SMITH BARNEY LARGE CAP VALUE PORTFOLIO

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT — 2.5%
REPURCHASE AGREEMENT — 2.5%
$7,893,000	Interest in $850,128,000 joint tri-party repurchase agreement dated 4/29/05 with UBS Securities LLC, 2.950% due 5/2/05; Proceeds at maturity — $7,894,940; (Fully collateralized by various U.S. Government Obligations and Agencies and International Bank Reconstruction & Development Notes & Bonds, 0.000% to 8.875% due 5/26/05 to 8/6/38; Market value — $8,050,894) (Cost — $7,893,000)	$7,893,000

	TOTAL INVESTMENTS — 100.0% (Cost — $286,619,106*)	313,367,893
	Other Assets in Excess of Liabilities — 0.0%	17,871

	TOTAL NET ASSETS — 100.0%	$313,385,764

(a)	Non-income producing security.
(b)	Security is fair valued at April 30, 2005 in accordance with the policies adopted by the Board of Directors (See Note 1).
*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipt
FDR	—	Foreign Depositary Receipt

See Notes to Financial Statements.

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Schedules of Investments (unaudited) (continued)	April 30, 2005

STRATEGIC EQUITY PORTFOLIO

SHARES	SECURITY	VALUE
COMMON STOCK — 87.1%
CONSUMER DISCRETIONARY — 16.0%
Auto Components — 0.2%
21,365	Gentex Corp.	$693,508

Automobiles — 0.1%
20,100	Monaco Coach Corp.	285,018

Hotels, Restaurants & Leisure — 2.2%
11,900	Gaylord Entertainment Co. (a)(b)	476,000
26,700	GTECH Holdings Corp.	653,349
239,700	International Game Technology	6,445,533
25,700	Scientific Games Corp., Class A Shares (a)	551,779
3,900	Shuffle Master, Inc. (a)	98,241
8,600	Vail Resorts, Inc. (a)	222,482
71,400	WMS Industries Inc. (a)(b)	1,813,560

		10,260,944

Household Durables — 0.0%
19,800	National R.V. Holdings, Inc. (a)	189,288

Internet & Catalog Retail — 0.5%
58,200	Amazon.com, Inc. (a)	1,883,352
7,800	eBay Inc. (a)	247,494

		2,130,846

Leisure Equipment & Products — 0.9%
52,600	Brunswick Corp.	2,209,200
112,700	Hasbro, Inc.	2,132,284

		4,341,484

Media — 7.0%
250,100	Clear Channel Communications, Inc.	7,988,194
217,079	Cumulus Media Inc., Class A Shares (a)(b)	2,817,685
68,900	EchoStar Communications Corp., Class A Shares	1,994,655
65,750	Entercom Communications Corp. (a)	2,119,122
2,000	Getty Images, Inc. (a)(b)	143,100
224,452	Lamar Advertising Co., Class A Shares (a)	8,390,016
50,603	Macrovision Corp. (a)(b)	1,034,831
426	Pixar (a)	19,485
24,950	Playboy Enterprises, Inc., Class B Shares (a)(b)	301,396
75,276	Univision Communications Inc., Class A Shares (a)	1,979,006
180,300	XM Satellite Radio Holdings Inc., Class A Shares (a)(b)	5,001,522

		31,789,012

Multi-Line Retail — 1.0%
95,800	Wal-Mart Stores, Inc.	4,516,012

See Notes to Financial Statements.

17        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

STRATEGIC EQUITY PORTFOLIO

SHARES	SECURITY	VALUE
Specialty Retail — 3.5%
34,900	Borders Group, Inc.	$844,231
61,100	Electronics Boutique Holdings Corp. (a)	3,405,103
141,400	GameStop Corp., Class A Shares (a)(b)	3,479,854
64,556	Monro Muffler Brake, Inc. (a)	1,652,634
331,000	Staples, Inc.	6,312,170
8,800	Urban Outfitters, Inc. (a)	389,840

		16,083,832

Textiles & Apparel — 0.6%
40,000	Ashworth, Inc. (a)(b)	439,600
29,200	NIKE, Inc., Class B Shares	2,242,852

		2,682,452

	TOTAL CONSUMER DISCRETIONARY	72,972,396

CONSUMER STAPLES — 7.6%
Beverages — 1.1%
112,400	The Coca-Cola Co.	4,882,656

Food Products — 1.3%
48,800	Archer-Daniels-Midland Co.	877,912
41,900	Bunge Ltd.	2,379,920
15,400	Corn Products International, Inc.	339,108
65,110	Hormel Foods Corp.	2,027,525
12,800	Ralcorp Holdings, Inc.	507,136

		6,131,601

Household Products — 1.9%
160,700	The Procter & Gamble Co.	8,701,905

Personal Products — 0.3%
24,300	The Gillette Co.	1,254,852

Tobacco — 3.0%
193,800	Altria Group, Inc.	12,595,062
38,700	Loews Corp — Carolina Group	1,219,050

		13,814,112

	TOTAL CONSUMER STAPLES	34,785,126

ENERGY — 0.0%
Oil & Gas — 0.0%
100	Quicksilver Resources Inc. (a)(b)	5,133

FINANCIALS — 16.0%
Banks — 1.1%
19,400	Bank of America Corp.	873,776
2,300	Boston Private Financial Holdings, Inc. (b)	51,382
45,000	Unibanco-Uniao de Bancos Brasileiros S.A., GDR (b)	1,493,550

See Notes to Financial Statements.

18        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

STRATEGIC EQUITY PORTFOLIO

SHARES	SECURITY	VALUE
Banks — 1.1% (continued)
50,600	Wachovia Corp.	$2,589,708

		5,008,416

Diversified Financials — 4.1%
282,050	SLM Corp.	13,436,862
90,891	T. Rowe Price Group Inc.	5,014,456

		18,451,318

Insurance — 10.8%
151,900	ACE Ltd.	6,525,624
217,100	AFLAC, Inc.	8,825,115
119,600	Ambac Financial Group Inc.	7,995,260
478,450	American International Group, Inc.	24,329,182
18,900	Endurance Speciality Holdings Ltd.	684,180
26,040	Scottish Re Group Ltd. (b)	611,419
10,350	W.R. Berkley Corp.	336,375

		49,307,155

	TOTAL FINANCIALS	72,766,889

HEALTHCARE — 6.7%
Biotechnology — 1.3%
66,100	Gilead Sciences, Inc. (a)	2,452,310
72,500	MedImmune, Inc. (a)	1,839,325
7,600	Millennium Pharmaceuticals, Inc. (a)	66,576
13,600	Onyx Pharmaceuticals, Inc. (a)	420,104
21,600	OSI Pharmaceuticals, Inc. (a)	1,022,436

		5,800,751

Healthcare Equipment & Supplies — 1.4%
61,800	BioLase Technology, Inc. (b)	406,644
82,900	Guidant Corp.	6,141,232

		6,547,876

Healthcare Providers & Services — 0.6%
30,100	UnitedHealth Group Inc.	2,844,751

Pharmaceuticals — 3.4%
41,400	Johnson & Johnson	2,841,282
14,700	Merck & Co., Inc.	498,330
118,200	Novartis AG, ADR	5,759,886
228,700	Pfizer Inc.	6,213,779

		15,313,277

	TOTAL HEALTHCARE	30,506,655

See Notes to Financial Statements.

19        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

STRATEGIC EQUITY PORTFOLIO

SHARES	SECURITY	VALUE
INDUSTRIALS — 12.6%
Aerospace & Defense — 2.5%
117,600	The Boeing Co.	$6,999,552
76,400	Northrop Grumman Corp.	4,189,776

		11,189,328

Airlines — 2.6%
387,100	AirTran Holdings, Inc. (a)(b)	3,212,930
843,530	Delta Air Lines, Inc. (a)(b)	2,775,214
646,753	Northwest Airlines Corp. (a)(b)	3,350,181
159,700	Southwest Airlines Co.	2,376,336

		11,714,661

Electrical Equipment — 0.2%
17,837	American Power Conversion Corp. (b)	432,726
24,500	Energy Conversion Devices, Inc. (a)(b)	552,230

		984,956

Industrial Conglomerates — 6.3%
453,100	General Electric Co.	16,402,220
286,400	Honeywell International Inc.	10,241,664
69,700	Tyco International Ltd.	2,182,307

		28,826,191

Machinery — 0.6%
46,400	Deere & Co.	2,901,856

Marine — 0.3%
38,087	Alexander & Baldwin, Inc. (b)	1,551,284

Road & Rail — 0.1%
20,900	Laidlaw International Inc. (a)	467,951

	TOTAL INDUSTRIALS	57,636,227

INFORMATION TECHNOLOGY — 15.9%
Communications Equipment — 4.9%
3,443,600	CIENA Corp. (a)(b)	7,920,280
54,300	Cisco Systems, Inc. (a)	938,304
717,600	Corning Inc. (a)	9,867,000
1,599,703	Finisar Corp. (a)(b)	2,015,626
911,300	JDS Uniphase Corp. (a)(b)	1,348,724
12,100	Juniper Networks, Inc. (a)(b)	273,339
56,802	NMS Communications Corp. (a)	180,630

		22,543,903

Computers & Peripherals — 0.8%
100	Applied Films Corp. (a)	2,391
57,595	Dell Inc. (a)	2,006,034

See Notes to Financial Statements.

20        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

STRATEGIC EQUITY PORTFOLIO

SHARES	SECURITY	VALUE
Computers & Peripherals — 0.8% (continued)
3,900	International Business Machines Corp.	$297,882
21,400	NVIDIA Corp. (a)	469,516
72,300	Western Digital Corp. (a)	917,487

		3,693,310

Electronic Equipment & Instruments — 0.5%
5,186	Diebold, Inc. (b)	250,847
147,900	Symbol Technologies, Inc.	1,977,423

		2,228,270

Internet Software & Services — 0.0%
9,700	Akamai Technologies, Inc. (a)	114,557
600	Yahoo! Inc. (a)	20,706

		135,263

IT Consulting & Services — 0.2%
19,400	Anteon International Corp. (a)	810,920

Semiconductor Equipment & Products — 2.0%
38,800	Analog Devices, Inc.	1,323,468
11,700	Applied Materials, Inc.	173,979
10,100	ASML Holding N.V., New York Registered Shares (a)	146,349
8,853	Cymer, Inc. (a)(b)	219,466
900	Integrated Circuit Systems, Inc. (a)	16,443
600	Integrated Device Technology, Inc. (a)	6,420
7,800	Intel Corp.	183,456
100	KLA-Tencor Corp.	3,902
210,203	LTX Corp. (a)(b)	807,180
263,400	PMC-Sierra, Inc. (a)	2,123,004
196,000	Teradyne, Inc. (a)	2,159,920
3,900	Texas Instruments Inc.	97,344
310,300	United Microelectronics Corp., ADR (a)(b)	1,008,475
32,400	Volterra Semiconductor Corp. (a)	345,708
11,600	Xilinx, Inc.	312,504

		8,927,618

Software — 7.5%
85,300	Activision, Inc. (a)	1,233,438
391,900	BEA Systems, Inc. (a)	2,704,110
6,012	Computer Associates International, Inc.	161,723
1,200	Electronic Arts Inc. (a)	64,068
1,144,123	Microsoft Corp.	28,946,312
18,500	NDS Group PLC, Sponsored ADR (a)(b)	578,495
97,400	TIBCO Software Inc. (a)	695,436

		34,383,582

	TOTAL INFORMATION TECHNOLOGY	72,722,866

See Notes to Financial Statements.

21        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

STRATEGIC EQUITY PORTFOLIO

SHARES	SECURITY	VALUE
MATERIALS — 4.2%
Chemicals — 1.5%
115,100	Monsanto Co.	$6,747,162

Metals & Mining — 2.7%
66,600	Apex Silver Mines Ltd. (a)(b)	873,792
163,100	Glamis Gold Ltd. (a)(b)	2,240,994
139,700	Meridian Gold Inc. (a)(b)	2,129,028
186,160	Newmont Mining Corp.	7,068,495

		12,312,309

	TOTAL MATERIALS	19,059,471

TELECOMMUNICATION SERVICES — 8.1%
Diversified Telecommunication Services — 8.1%
175,600	BellSouth Corp.	4,651,644
736,200	SBC Communications Inc.	17,521,560
414,400	Verizon Communications Inc.	14,835,520

	TOTAL COMMUNICATION SERVICES	37,008,724

	TOTAL COMMON STOCK (Cost — $415,282,741)	397,463,487

FOREIGN STOCK — 6.9%
Canada (c) — 1.0%
185,900	Glamis Gold Ltd. (a)	2,612,081
34,900	Goldcorp Inc.	452,893
197,400	High River Gold Mines Ltd. (a)	218,312
176,100	IAMGOLD Corp.	1,076,062

		4,359,348

France (c) — 2.2%
89,389	Compagnie Generale des Etablissements Michelin, Class B Shares (b)	5,435,277
48,600	Groupe Danone (b)	4,572,263
23,300	Silicon-On-Insulator Technologies (SOITEC) (a)	249,439

		10,256,979

Japan (c) — 0.2%
78,000	Fujitsu Ltd.	431,438
7,800	Tokyo Electron Ltd.	403,944

		835,382

Switzerland (c) — 3.3%
124,106	Roche Holding AG (b)	15,080,527

See Notes to Financial Statements.

22        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

STRATEGIC EQUITY PORTFOLIO

SHARES	SECURITY	VALUE
United Kingdom (c) — 0.2%
38,800	Reuters Group PLC	$286,452
77,700	Sportingbet PLC (a)	424,327

		710,779

	TOTAL FOREIGN STOCK (Cost — $31,431,909)	31,243,015

FACE AMOUNT
CONVERTIBLE BONDS — 0.5%
INFORMATION TECHNOLOGY — 0.5%
Communications Equipment — 0.5%
$ 2,550,000	CIENA Corp., Notes, 3.750% due 2/1/08 (Cost — $2,354,137)	2,145,187

SHORT-TERM INVESTMENTS — 19.0%
REPURCHASE AGREEMENT — 7.9%
35,920,000	State Street Bank & Trust Co. dated 4/29/05, 2.600% due 5/2/05; Proceeds at maturity — $35,927,783; (Fully collateralized by U.S. Treasury Bond, 7.250% due 5/15/16; Market value — $36,644,637) (Cost — $35,920,000)	35,920,000

SHARES
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL — 11.1%
50,819,030	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $50,819,030)	50,819,030

	TOTAL SHORT-TERM INVESTMENTS (Cost — $86,739,030)	86,739,030

	TOTAL INVESTMENTS — 113.5% (Cost — $535,807,817*)	517,590,719
	Liabilities in Excess of Other Assets — (13.5)%	(61,450,090)

	TOTAL NET ASSETS — 100.0%	$456,140,629

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (See Notes 1 and 3).
(c)	Securities are fair valued at April 30, 2005 in accordance with policies adopted by the Board of Directors (See Note 1).
*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
PLC	—	Public Limited Company (British)

See Notes to Financial Statements.

23        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

VAN KAMPEN ENTERPRISE PORTFOLIO

SHARES	SECURITY	VALUE
COMMON STOCK — 99.6%
CONSUMER DISCRETIONARY — 13.0%
Hotels, Restaurants & Leisure — 3.3%
13,599	Carnival Corp.	$664,719
6,000	Harrah’s Entertainment, Inc. (a)	393,720
11,100	Marriott International, Inc., Class A Shares	696,525
12,205	Starwood Hotels & Resorts Worldwide, Inc.	663,220

		2,418,184

Household Durables — 1.3%
3,800	The Black & Decker Corp.	317,794
21,938	D.R. Horton, Inc.	669,109

		986,903

Leisure Equipment & Products — 0.4%
6,500	Brunswick Corp.	273,000

Media — 1.0%
34,500	News Corp., Class A Shares	527,160
7,800	The Walt Disney Co.	205,920

		733,080

Multi-Line Retail — 3.6%
4,800	Nordstrom, Inc.	243,984
20,400	Target Corp.	946,764
31,100	Wal-Mart Stores, Inc.	1,466,054

		2,656,802

Specialty Retail — 2.6%
7,100	Abercrombie & Fitch Co., Class A Shares	383,045
11,000	American Eagle Outfitters, Inc.	288,420
9,400	Chico’s FAS, Inc. (b)	240,922
13,868	The Home Depot, Inc.	490,511
9,800	Pacific Sunwear of California, Inc. (b)	221,578
5,700	Urban Outfitters, Inc. (b)	252,510

		1,876,986

Textiles & Apparel — 0.8%
12,200	Coach, Inc. (b)	326,960
5,741	Reebok International Ltd.	233,142

		560,102

	TOTAL CONSUMER DISCRETIONARY	9,505,057

CONSUMER STAPLES — 11.5%
Beverages — 2.7%
13,700	Brown-Forman Corp., Class B Shares	760,350
8,800	The Pepsi Bottling Group, Inc.	252,296

See Notes to Financial Statements.

24        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

VAN KAMPEN ENTERPRISE PORTFOLIO

SHARES	SECURITY	VALUE
Beverages — 2.7% (continued)
17,100	PepsiCo, Inc.	$951,444

		1,964,090

Food & Drug Retailing — 1.9%
26,900	CVS Corp.	1,387,502

Food Products — 1.8%
10,161	The Hershey Company	649,288
8,200	McCormick & Co., Non-Voting Shares	283,638
5,614	Wm. Wrigley Jr. Co.	388,096

		1,321,022

Household Products — 3.2%
7,300	The Clorox Co.	462,090
34,500	The Procter & Gamble Co.	1,868,175

		2,330,265

Personal Products — 1.9%
8,048	Alberto-Culver Co.	358,136
13,108	Avon Products, Inc.	525,369
9,700	The Gillette Co.	500,908

		1,384,413

	TOTAL CONSUMER STAPLES	8,387,292

ENERGY — 1.4%
Energy Equipment & Services — 0.5%
8,300	Baker Hughes Inc.	366,196

Oil & Gas — 0.9%
2,200	ConocoPhillips	230,670
3,859	Exxon Mobil Corp.	220,079
1,800	Total SA, Sponsored ADR (a)	199,638

		650,387

	TOTAL ENERGY	1,016,583

FINANCIALS — 8.0%
Banks — 2.8%
31,825	Bank of America Corp.	1,433,398
10,000	Wells Fargo & Co.	599,400

		2,032,798

Diversified Financials — 4.3%
21,487	American Express Co.	1,132,365
7,100	Capital One Financial Corp.	503,319
15,250	JPMorgan Chase & Co.	541,222
17,300	Merrill Lynch & Co., Inc.	932,989

		3,109,895

See Notes to Financial Statements.

25        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

VAN KAMPEN ENTERPRISE PORTFOLIO

SHARES	SECURITY	VALUE
Insurance — 0.9%
7,449	American International Group, Inc.	$378,782
6,700	Unitrin, Inc.	304,850

		683,632

	TOTAL FINANCIALS	5,826,325

HEALTHCARE — 29.5%
Biotechnology — 5.5%
25,500	Amgen Inc. (b)	1,484,355
11,323	Biogen Idec Inc. (b)	410,345
24,500	Celgene Corp. (a)(b)	928,795
6,300	Cephalon, Inc. (a)(b)	276,570
23,640	Gilead Sciences, Inc. (b)	877,044

		3,977,109

Healthcare Equipment & Supplies — 1.8%
580	Lumenis Ltd. (a)(b)	995
7,200	Medtronic, Inc.	379,440
10,800	St. Jude Medical, Inc. (b)	421,524
5,800	Zimmer Holdings, Inc. (b)	472,236

		1,274,195

Healthcare Providers & Services — 9.8%
11,854	Aetna Inc.	869,728
16,400	Caremark Rx, Inc. (b)	656,820
11,925	Coventry Health Care, Inc. (b)	816,028
6,791	DaVita, Inc. (b)	273,677
14,400	Laboratory Corp. of America Holdings (b)	712,800
7,947	Lincare Holdings Inc. (b)	339,178
9,200	Manor Care, Inc.	306,820
10,400	PacifiCare Health Systems, Inc. (b)	621,504
3,400	Quest Diagnostics Inc.	359,720
16,500	UnitedHealth Group Inc.	1,559,415
4,887	WellPoint Inc. (b)	624,314

		7,140,004

Pharmaceuticals — 12.4%
5,100	Abbott Laboratories	250,716
7,800	Allergan, Inc.	549,042
8,700	Barr Pharmaceuticals Inc. (b)	451,182
8,700	Forest Laboratories, Inc. (b)	310,416
43,399	Johnson & Johnson	2,978,473
8,300	Medco Health Solutions, Inc. (b)	423,051
57,833	Pfizer Inc.	1,571,323

See Notes to Financial Statements.

26        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

VAN KAMPEN ENTERPRISE PORTFOLIO

SHARES	SECURITY	VALUE
Pharmaceuticals — 12.4% (continued)
75,909	Schering-Plough Corp.	$1,584,221
20,900	Wyeth	939,246

		9,057,670

	TOTAL HEALTHCARE	21,448,978

INDUSTRIALS — 10.4%
Aerospace & Defense — 1.8%
5,748	Precision Castparts Corp.	423,398
8,800	United Technologies Corp.	895,136

		1,318,534

Air Freight & Couriers — 0.5%
4,100	FedEx Corp.	348,295

Commercial Services & Supplies — 2.7%
24,700	Automatic Data Processing, Inc.	1,072,968
8,100	The Brink’s Co.	261,306
10,798	Career Education Corp. (b)	339,489
7,400	First Data Corp.	281,422

		1,955,185

Electrical Equipment — 1.2%
12,100	AMETEK, Inc.	458,227
8,600	Rockwell Automation, Inc.	397,578

		855,805

Industrial Conglomerates — 2.4%
13,000	General Electric Co.	470,600
41,600	Tyco International Ltd.	1,302,496

		1,773,096

Machinery — 1.8%
13,100	Danaher Corp.	663,253
5,398	Deere & Co.	337,591
4,000	Ingersoll-Rand Co., Class A Shares	307,480

		1,308,324

	TOTAL INDUSTRIALS	7,559,239

INFORMATION TECHNOLOGY — 23.2%
Communications Equipment — 5.7%
25,100	ADTRAN, Inc. (a)	520,323
24,800	Andrew Corp. (b)	304,296
61,600	Cisco Systems, Inc. (b)	1,064,448
13,412	Comverse Technology, Inc. (b)	305,659
33,000	Corning Inc. (b)	453,750
15,864	Juniper Networks, Inc. (b)	358,368

See Notes to Financial Statements.

27        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

VAN KAMPEN ENTERPRISE PORTFOLIO

SHARES	SECURITY	VALUE
Communications Equipment — 5.7% (continued)
23,100	Motorola, Inc.	$354,354
17,200	QUALCOMM Inc.	600,108
2,622	Research In Motion Ltd. (b)	168,883

		4,130,189

Computers & Peripherals — 6.0%
61,357	Dell Inc. (b)	2,137,064
62,000	EMC Corp. (b)	813,440
18,200	International Business Machines Corp.	1,390,116
890	Lexmark International, Inc., Class A Shares (b)	61,810

		4,402,430

Electronic Equipment & Instruments — 0.4%
6,200	Mettler-Toledo International Inc. (b)	284,270

Internet Software & Services — 1.7%
35,200	Yahoo! Inc. (b)	1,214,752

IT Consulting & Services — 0.8%
5,300	Affiliated Computer Services, Inc., Class A Shares (b)	252,651
7,600	Cognizant Technology Solutions Corp., Class A Shares (b)	319,276

		571,927

Semiconductor Equipment & Products — 3.3%
7,200	Analog Devices, Inc.	245,592
37,131	Applied Materials, Inc.	552,138
54,200	Intel Corp.	1,274,784
10,300	Linear Technology Corp.	368,122

		2,440,636

Software — 5.3%
15,200	Adobe Systems, Inc.	903,944
534	Computer Associates International, Inc.	14,365
69,600	Microsoft Corp.	1,760,880
22,425	SAP AG, Sponsored ADR (a)	884,218
13,900	Symantec Corp. (b)	261,042

		3,824,449

	TOTAL INFORMATION TECHNOLOGY	16,868,653

TELECOMMUNICATION SERVICES — 2.6%
Diversified Telecommunication Services — 2.6%
55,156	Sprint Corp.	1,227,772
18,341	Verizon Communications Inc.	656,608

	TOTAL TELECOMMUNICATION SERVICES	1,884,380

	TOTAL COMMON STOCK (Cost — $69,994,866)	72,496,507

See Notes to Financial Statements.

28        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

VAN KAMPEN ENTERPRISE PORTFOLIO

WARRANTS	SECURITY	VALUE
WARRANTS — 0.0%
1,831	Lucent Technologies Inc. (b) (Cost — $0)	$879

FACE AMOUNT
SHORT-TERM INVESTMENTS — 4.7%
DISCOUNT NOTES — 0.8%
$ 586,000	Federal National Mortgage Association, Discount Notes, 2.850% due 5/2/05 (Cost — $585,953)	585,953

SHARES
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL — 3.9%
2,878,257	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $2,878,257)	2,878,257

	TOTAL SHORT-TERM INVESTMENTS (Cost — $3,464,210)	3,464,210

	TOTAL INVESTMENTS — 104.3% (Cost — $73,459,076*)	75,961,596
	Liabilities in Excess of Other Assets — (4.3)%	(3,159,811)

	TOTAL NET ASSETS — 100.0%	$72,801,785

(a)	All or a portion of this security is on loan (See Notes 1 and 3).
(b)	Non-income producing security.
*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	—	American Depositary Receipt

See Notes to Financial Statements.

29        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Statements of Assets and Liabilities (unaudited)	April 30, 2005

	Smith Barney Large Cap Value Portfolio	Strategic Equity Portfolio	Van Kampen Enterprise Portfolio
ASSETS:
Investments, at value (Cost — $286,619,106, $535,807,817 and $73,459,076 respectively)	$313,367,893	$517,590,719	$75,961,596
Cash	28	148	1,030
Receivable for securities sold	1,030,230	3,689,242	—
Dividends and interest receivable	306,531	671,748	40,260
Receivable for open foreign currency contracts (Notes 1 and 3)	—	861	—
Prepaid expenses	4,021	5,463	1,620
Other receivables	—	108,845	—

Total Assets	314,708,703	522,067,026	76,004,506

LIABILITIES:
Payable for securities purchased	954,974	13,620,645	—
Management fees payable	158,390	288,665	42,706
Payable for Fund shares reacquired	152,785	1,142,388	244,446
Transfer agency services payable	834	834	834
Payable for open foreign currency contracts (Notes 1 and 3)	328	—	—
Directors’ fees	279	368	593
Payable for loaned securities collateral (Notes 1 and 3)	—	50,819,030	2,878,257
Accrued expenses	55,349	54,467	35,885

Total Liabilities	1,322,939	65,926,397	3,202,721

Total Net Assets	$313,385,764	$456,140,629	$72,801,785

NET ASSETS:
Par value of capital shares (Note 5)	$182	$287	$64
Capital paid in excess of par value	324,029,875	687,895,917	137,335,166
Undistributed net investment income	1,311,156	1,475,944	9,313
Accumulated net realized loss from investment transactions and foreign currencies	(38,704,018)	(215,017,328)	(67,045,278)
Net unrealized appreciation (depreciation) of investments and foreign currencies	26,748,569	(18,214,191)	2,502,520

Total Net Assets	$313,385,764	$456,140,629	$72,801,785

Shares Outstanding	18,202,891	28,666,392	6,423,274

Net Asset Value	$17.22	$15.91	$11.33

See Notes to Financial Statements.

30        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Statements of Operations (unaudited)

For the Six Months Ended April 30, 2005

	Smith Barney Large Cap Value Portfolio	Strategic Equity Portfolio	Van Kampen Enterprise Portfolio
INVESTMENT INCOME:
Dividends	$4,305,473	$5,823,752	$580,428
Interest	138,138	477,003	20,072
Securities lending	—	164,428	826
Less: Foreign withholding tax	(59,663)	(35,928)	—

Total Investment Income	4,383,948	6,429,255	601,326

EXPENSES:
Management fees (Note 2)	1,005,526	1,986,581	272,937
Shareholder communications	38,757	6,464	15,264
Audit and legal	24,357	19,949	17,448
Custody	20,203	61,955	12,230
Directors’ fees	5,145	6,793	606
Transfer agency services (Note 2)	2,504	2,502	2,502
Other	5,834	8,600	1,980

Total Expenses	1,102,326	2,092,844	322,967

Net Investment Income	3,281,622	4,336,411	278,359

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES (NOTES 1 AND 3):
Realized Gain (Loss) From:
Investment transactions	5,340,331	20,120,153	3,573,131
Foreign currencies	161	(43,676)	—

Net Realized Gain	5,340,492	20,076,477	3,573,131

Net Change in Unrealized Appreciation/ Depreciation From:
Investments	842,058	(31,967,532)	(1,000,653)
Foreign currencies	(218)	1,428	—

Net Change in Unrealized Appreciation/Depreciation	841,840	(31,966,104)	(1,000,653)

Net Gain (Loss) on Investments and Foreign Currencies	6,182,332	(11,889,627)	2,572,478

Increase (Decrease) in Net Assets From Operations	$9,463,954	$(7,553,216)	$2,850,837

See Notes to Financial Statements.

31        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended April 30, 2005 (unaudited)

and the Year Ended October 31, 2004

Smith Barney Large Cap Value Portfolio	2005	2004
OPERATIONS:
Net investment income	$3,281,622	$5,015,148
Net realized gain	5,340,492	22,083,608
Net change in unrealized appreciation/depreciation	841,840	10,192,674

Increase in Net Assets From Operations	9,463,954	37,291,430

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(6,400,006)	(5,914,007)

Decrease in Net Assets From Distributions to Shareholders	(6,400,006)	(5,914,007)

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	1,276,403	4,321,708
Net asset value of shares issued for reinvestment of distributions	6,400,006	5,914,007
Cost of shares reacquired	(30,706,293)	(74,452,875)

Decrease in Net Assets From Fund Share Transactions	(23,029,884)	(64,217,160)

Decrease in Net Assets	(19,965,936)	(32,839,737)
NET ASSETS:
Beginning of period	333,351,700	366,191,437

End of period*	$313,385,764	$333,351,700

* Includes undistributed net investment income of:	$1,311,156	$4,429,540

See Notes to Financial Statements.

32        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Statements of Changes in Net Assets (continued)

For the Six Months Ended April 30, 2005 (unaudited)

and the Year Ended October 31, 2004

Strategic Equity Portfolio	2005	2004
OPERATIONS:
Net investment income	$4,336,411	$4,350,288
Net realized gain	20,076,477	30,288,099
Net change in unrealized appreciation/depreciation	(31,966,104)	9,523,067

Increase (Decrease) in Net Assets From Operations	(7,553,216)	44,161,454

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(7,201,167)	—

Decrease in Net Assets From Distributions to Shareholders	(7,201,167)	—

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	373,137	1,522,056
Net asset value of shares issued for reinvestment of distributions	7,201,167	—
Cost of shares reacquired	(44,575,385)	(87,338,249)

Decrease in Net Assets From Fund Share Transactions	(37,001,081)	(85,816,193)

Decrease in Net Assets	(51,755,464)	(41,654,739)
NET ASSETS:
Beginning of period	507,896,093	549,550,832

End of period*	$456,140,629	$507,896,093

* Includes undistributed net investment income of:	$1,475,944	$4,340,700

See Notes to Financial Statements.

33        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Statements of Changes in Net Assets (continued)

For the Six Months Ended April 30, 2005 (unaudited)

and the Year Ended October 31, 2004

Van Kampen Enterprise Portfolio	2005	2004
OPERATIONS:
Net investment income	$278,359	$228,592
Net realized gain	3,573,131	9,114,312
Net change in unrealized appreciation/depreciation	(1,000,653)	(9,035,638)

Increase in Net Assets From Operations	2,850,837	307,266

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(440,542)	(134,925)

Decrease in Net Assets From Distributions to Shareholders	(440,542)	(134,925)

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	308,905	1,291,178
Net asset value of shares issued for reinvestment of distributions	440,542	134,925
Cost of shares reacquired	(9,643,683)	(18,943,158)

Decrease in Net Assets From Fund Share Transactions	(8,894,236)	(17,517,055)

Decrease in Net Assets	(6,483,941)	(17,344,714)
NET ASSETS:
Beginning of period	79,285,726	96,630,440

End of period*	$72,801,785	$79,285,726

* Includes undistributed net investment income of:	$9,313	$171,496

See Notes to Financial Statements.

34        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Financial Highlights

For a share of capital stock outstanding throughout each year or period ended October 31, unless otherwise noted:

Smith Barney Large Cap Value Portfolio	2005(1)		2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$17.09		$15.68		$13.24	$17.47	$20.74	$19.83

Income (Loss) From Operations:
Net investment income	0.18		0.26		0.28	0.32	0.26	0.30
Net realized and unrealized gain (loss)	0.29		1.41		2.49	(4.24)	(2.56)	1.34

Total Income (Loss) From Operations	0.47		1.67		2.77	(3.92)	(2.30)	1.64

Less Distributions From:
Net investment income	(0.34)		(0.26)		(0.33)	(0.31)	(0.27)	(0.26)
Net realized gains	—		—		—	—	(0.70)	(0.47)

Total Distributions	(0.34)		(0.26)		(0.33)	(0.31)	(0.97)	(0.73)

Net Asset Value, End of Period	$17.22		$17.09		$15.68	$13.24	$17.47	$20.74

Total Return(2)	2.63	%‡	10.69%		21.38%	(22.45)%	(11.58)%	8.62%

Net Assets, End of Period (millions)	$313		$333		$366	$346	$504	$553

Ratios to Average Net Assets:
Expenses(3)	0.66	%†	0.68	%(4)	0.69%	0.68%	0.67%	0.66%
Net investment income	1.96	†	1.38		1.85	1.59	1.42	1.45

Portfolio Turnover Rate	23%		37%		96%	68%	29%	23%

(1)	For the six months ended April 30, 2005 (unaudited).
(2)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
(3)	As a result of a voluntary expense limitation, the expense ratio will not exceed 1.25%.
(4)	The investment manager voluntarily waived a portion of its management fee for the year ended October 31, 2004. The actual expense ratio did not change due to this waiver.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

35        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of capital stock outstanding throughout each year or period ended October 31, unless otherwise noted:

Strategic Equity Portfolio	2005(1)	2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$16.44	$15.16		$12.59	$16.67	$28.63	$28.35

Income (Loss) From Operations:
Net investment income (loss)	0.15	0.14		(0.03)	0.04	0.07	0.05
Net realized and unrealized gain (loss)	(0.44)	1.14		2.62	(4.05)	(8.60)	2.66

Total Income (Loss) From Operations	(0.29)	1.28		2.59	(4.01)	(8.53)	2.71

Less Distributions From:
Net investment income	(0.24)	—		(0.02)	(0.07)	(0.05)	(0.03)
Net realized gains	—	—		—	—	(3.38)	(2.40)

Total Distributions	(0.24)	—		(0.02)	(0.07)	(3.43)	(2.43)

Net Asset Value, End of Period	$15.91	$16.44		$15.16	$12.59	$16.67	$28.63

Total Return(2)	(1.90)%‡	8.44%		20.57%	(24.05)%	(32.05)%	9.27%

Net Assets, End of Period (millions)	$456	$508		$550	$516	$845	$1,370

Ratios to Average Net Assets:
Expenses(3)	0.84%†	0.85	%(4)	0.84%	0.83%	0.82%	0.81%
Net investment income (loss)	1.75 †	0.81		(0.20)	0.19	0.31	0.17

Portfolio Turnover Rate	130%	213%		167%	100%	46%	47%

(1)	For the six months ended April 30, 2005 (unaudited).
(2)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
(3)	As a result of a voluntary expense limitation, the expense ratio will not exceed 1.25%.
(4)	The investment manager voluntarily waived a portion of its management fee for the year ended October 31, 2004. The actual expense ratio did not change due to this waiver.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

36        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of capital stock outstanding throughout each year or period ended October 31, unless otherwise noted:

Van Kampen Enterprise Portfolio	2005(1)		2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.02		$11.03		$ 9.40	$11.81	$25.60	$25.52

Income (Loss) From Operations:
Net investment income (loss)	0.04		0.03		0.01	0.05	0.03	(0.06)
Net realized and unrealized gain (loss)	0.33		(0.02)		1.67	(2.42)	(9.05)	3.87

Total Income (Loss) From Operations	0.37		0.01		1.68	(2.37)	(9.02)	3.81

Less Distributions From:
Net investment income	(0.06)		(0.02)		(0.05)	(0.04)	(0.00)*	(0.00)*
Net realized gains	—		—		—	—	(4.77)	(3.73)

Total Distributions	(0.06)		(0.02)		(0.05)	(0.04)	(4.77)	(3.73)

Net Asset Value, End of Period	$11.33		$11.02		$11.03	$ 9.40	$11.81	$25.60

Total Return(2)	3.37	%‡	0.05%		17.93%	(20.07)%	(37.52)%	13.92%

Net Assets, End of Period (millions)	$73		$79		$97	$100	$165	$331

Ratios to Average Net Assets:
Expenses(3)	0.83	%†	0.80	%(4)	0.80%	0.76%	0.74%	0.72%
Net investment income (loss)	0.71	†	0.26		0.13	0.30	0.18	(0.22)

Portfolio Turnover Rate	31%		157%		123%	87%	107%	117%

(1)	For the six months ended April 30, 2005 (unaudited).
(2)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
(3)	As a result of a voluntary expense limitation, the expense ratio will not exceed 1.25%.
(4)	The investment adviser voluntarily waived a portion of its management fee for the year ended October 31, 2004. The actual expense ratio did not change due to this waiver.
*	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

37        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Significant Accounting Policies

The Smith Barney Large Cap Value Portfolio (“SBLCV”), Strategic Equity Portfolio (“SEP”) and Van Kampen Enterprise Portfolio (“VKEP”) (“Fund(s)”) are separate diversified investment funds of the Travelers Series Fund Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the

38       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Forward Foreign Currency Contracts. The Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Lending of Portfolio Securities. The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as securities lending income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

39       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method.

40       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(g) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(i) Reclassifications. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Management Agreement and Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as the investment manager of SBLCV. SBLCV pays SBFM a management fee calculated at an annual rate of 0.60% of SBLCV’s average daily net assets up to $500 million; 0.55% of the average daily net assets in excess of $500 million up to and including $1 billion; and 0.50% of the average daily net assets in excess of $1 billion.

Travelers Investment Adviser, Inc. (“TIA”), an affiliate of SBFM, acts as the investment manager of SEP and VKEP. SEP and VKEP pay TIA a management fee calculated at an annual rate of 0.80% and 0.70%, respectively, of the average daily net assets of SEP and VKEP. These fees are calculated daily and paid monthly.

For the six months ended April 30, 2005, the Funds each had a voluntary expense limitation in place of 1.25%. These expense limitations can be terminated at any time by TIA.

41       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

TIA has entered into a sub-advisory agreement with Fidelity Management & Research Co. (“FMR”). Pursuant to the sub-advisory agreement, FMR is responsible for the day-to-day portfolio operations and investment decisions and is compensated by TIA for such services at an annual rate of 0.45% of the first $250 million of SEP’s average daily net assets, 0.40% on the next $500 million of SEP’s average daily net assets, and 0.35% of SEP’s average daily net assets in excess of $750 million.

In addition, TIA has entered into a sub-advisory agreement with Van Kampen Asset Management (“VKAM”). Pursuant to the sub-advisory agreement, VKAM is responsible for the day-to-day portfolio operations and investment decisions and is compensated by TIA for such services at an annual rate of 0.325% of the average daily net assets of VKEP.

TIA has entered into a sub-administrative services agreement with SBFM. TIA pays SBFM, as sub-administrator, a fee calculated at an annual rate of 0.10% of the average daily net assets of SEP and VKEP.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Funds’ transfer agent. PFPC Inc. (“PFPC”) acts as the Funds’ sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended April 30, 2005, each Fund paid transfer agent fees of $2,083 to CTB.

For the six months ended April 30, 2005, Citigroup Global Markets Inc., another indirect wholly-owned subsidiary of Citigroup, and its affiliates received brokerage commissions of $8,599 and $108 from SBLCV and SEP, respectively.

Most of the officers and one Director of the Company are employees of Citigroup or its affiliates and do not receive compensation from the Company.

3.	Investments

During the six months ended April 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	SBLCV	SEP	VKEP
Purchases	$74,560,274	$609,490,082	$23,416,586

Sales	100,859,273	649,454,301	30,095,856

42       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

At April 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	SBLCV	SEP	VKEP
Gross unrealized appreciation	$38,898,725	$11,351,230	$5,931,038
Gross unrealized depreciation	(12,149,938)	(29,568,328)	(3,428,518)
Net unrealized appreciation (depreciation)	$26,748,787	$(18,217,098)	$2,502,520

At April 30, 2005, SBLCV and SEP had open foreign currency contracts as described below. The unrealized gain (loss) on the contracts reflected in the accompanying financial statements were as follows:

SBLCV	Local Currency	Market Value	Settlement Date	Unrealized Loss
Contracts to Buy:
Euro Dollar	84,637	$109,338	5/2/05	$(309)
Euro Dollar	103,147	133,251	5/3/05	(19)

Net Unrealized Loss on Open Foreign Currency Contracts				$(328)

SEP	Local Currency	Market Value	Settlement Date	Unrealized Gain
Contracts to Buy:
Canadian Dollar	384,999	$306,320	5/3/05	$494
Canadian Dollar	316,109	251,509	5/4/05	264
British Pound	8,180	15,640	5/4/05	42
British Pound	21,689	41,471	5/5/05	61

Net Unrealized Gain on Open Foreign Currency Contracts				$861

VKEP did not have any open foreign currency contracts at April 30, 2005.

At April 30, 2005, SEP and VKEP had loaned securities having a market value of $49,216,689 and $2,820,250. SEP and VKEP received cash collateral amounting to $50,819,030 and $2,878,257 which were invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

At April 30, 2005, SBLCV did not have any securities on loan.

4.	Commission Recapture Program

In addition to trade execution, many of the brokers with whom FMR places trades pay for certain expenses of SEP or provide other services. During the six months ended April 30, 2004, SEP received cash rebates from these brokers in

43       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

lieu of additional services or expense reductions. The amounts of these rebates, included in realized gains in the statement of operations, is noted below.

Brokerage Service Arrangements
Strategic Equity Portfolio	$437,179

Certain amounts on the prior year statement of changes in net assets with respect to this arrangement have been reclassified to conform with the current year presentation.

5.	Capital Shares

At April 30, 2005, the Company had six billion shares authorized with a par value of $0.00001 per share. Each share of a Fund represents an equal proportionate interest in that Fund with each other share of the same Fund and has an equal entitlement to any dividends and distributions made by the Fund.

Transactions in shares of each Fund were as follows:

	Six Months Ended April 30, 2005	Year Ended October 31, 2004
SBLCV
Shares sold	71,009	256,486
Shares issued on reinvestment	354,178	357,126
Shares reacquired	(1,727,209)	(4,456,154)

Net Decrease	(1,302,022)	(3,842,542)

SEP
Shares sold	22,370	94,460
Shares issued on reinvestment	410,323	—
Shares reacquired	(2,661,720)	(5,444,092)

Net Decrease	(2,229,027)	(5,349,632)

VKEP
Shares sold	26,602	114,164
Shares issued on reinvestment	37,177	11,815
Shares reacquired	(835,261)	(1,692,831)

Net Decrease	(771,482)	(1,566,852)

44       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

6.	Capital Loss Carryforward

On October 31, 2004 SBLCV had a net capital loss carryforward of $42,144,826, of which $18,994,148 expires in 2010 and $23,150,678 expires in 2011. SEP had a net capital loss carryforward of $231,371,083, all of which expires in 2010. VKEP had a net capital loss carryforward of $70,237,743, of which $27,341,054 expires in 2009, $34,687,599 expires in 2010 and $8,209,090 expires in 2011.

7.	Additional Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or

45       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

8.	Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the

46       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

“Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

47       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

9.	Subsequent Event

On January 31, 2005, Citigroup announced that it had reached an agreement with MetLife, Inc. (“MetLife”) to sell Citigroup’s life insurance and annuity businesses (“Travelers Life & Annuity”) to MetLife. As part of this transaction, TIA, currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of MetLife. TIA is the investment adviser to the Van Kampen Enterprise Portfolio and Strategic Equity Portfolio.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. The transaction is scheduled to close on June 30, 2005.

In connection with this transaction, at meetings held on March 24, 2005 and April 20, 2005, the Board of Directors approved a proposal to reorganize the Van Kampen Enterprise Portfolio and the Strategic Equity Portfolio (the “Acquired Funds”) of Travelers Series Fund Inc., into newly organized “shell” portfolios (the “Acquiring Funds”) of The Travelers Series Trust. In connection with the reorganization, the Acquiring Funds would acquire all of the assets and assume the liabilities of the Acquired Funds.

The proposed reorganization is subject to the fulfillment of certain conditions, including approval by the Acquired Funds shareholders. Proxy materials describing the proposed reorganization were mailed on or about June 9, 2005, to the Acquired Funds shareholders of record on April 15, 2005, in anticipation of a meeting of shareholders scheduled to be held on June 29, 2005. If approved by the Acquired Funds shareholders, the reorganization will occur as soon as possible after the shareholder meeting.

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBFM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment adviser to SBLCV.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

48       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between SBLCV and the Manager. Therefore, the SBLCV’s Board of Directors will be asked to approve a new investment management contract between SBLCV and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of SBLCV for their approval.

49       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

TRAVELERS SERIES FUND INC.

DIRECTORS

Robert A. Frankel

Michael E. Gellert

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Susan M. Heilbron

OFFICERS

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Andrew B. Shoup

Senior Vice President and Chief Administrative Officer

James M. Giallanza

Chief Financial Officer
and Treasurer

Mark J. McAllister, CFA

Vice President and Investment Officer

Robert Feitler

Vice President and Investment Officer

Adam Hetnarski

Investment Officer

Sandip Bhagat

Investment Officer

OFFICERS (continued)

Andrew Beagley

Chief Anti-Money

Laundering Compliance

Officer and Chief Compliance Officer

Robert I. Frenkel

Secretary and Chief Legal Officer

INVESTMENT MANAGERS

Smith Barney Fund
Management LLC

Travelers Investment Adviser, Inc.

CUSTODIAN

State Street Bank and
Trust Company

ANNUITY ADMINISTRATION

Travelers Annuity Investor Services

One Cityplace

Hartford, CT 06103-3415

TRANSFER AGENT

Citicorp Trust Bank, fsb.

125 Broad Street, 11th Floor

New York, New York 10004

SUB-TRANSFER AGENT

PFPC Inc.

P.O. Box 9699

Providence, Rhode Island

02940-9699

Travelers Series Fund Inc.

Smith Barney Large Cap Value Portfolio

Strategic Equity Portfolio

Van Kampen Enterprise Portfolio

The Funds are separate investment funds of the Travelers Series Fund Inc., a Maryland corporation.

The Funds file their complete schedule of portfolio holdings with Securities Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Travelers Series Fund Inc. — Smith Barney Large Cap Value Portfolio, Strategic Equity Portfolio and Van Kampen Enterprise Portfolio.

TRAVELERS SERIES FUND INC.

125 Broad Street

10th Floor, MF-2

New York, New York 10004

IN0801 06/05	05-8633

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Travelers Series Fund Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Travelers Series Fund Inc.

Date: July 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Travelers Series Fund Inc.

Date: July 7, 2005

By:	/s/ James M. Giallanza
(James M. Giallanza)
Chief Financial Officer of
Travelers Series Fund Inc.

Date: July 7, 2005